UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.
(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005
(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments
December 31, 2009

	SHARES	MARKET VALUE	TOTAL
MARKETABLE SECURITIES: COMMON STOCK (86.6%)
Biotechnology (85.9%)
Enzo Biochem, Inc. *	698,596 shs	$3,765,432
Keryx Biopharmaceuticals, Inc. *	85,500 shs	$213,750
MiMedx Group, Inc.*	282,342 shs	$159,241
			$4,138,423
Technology (0.0%)
Silverstar Holdings Ltd. *	51,600 shs	$77
			$77
Gaming Industry (0.006%)
American Vantage Companies *	474,500 shs	$30,368
			$30,368

TOTAL INVESTMENT IN MARKETABLE SECURITIES (COST – $8,180,556)			$4,168,868

PRIVATE INVESTMENTS* (12.5%)
Lifesync Holdings, Inc.(a)	4,675 shs	0
Corente, Inc.(b)	11,793 shs	0
GFK AG 3rd Closing Price Receivable(c)	N/A	$305,121
SurgiVision, Inc. Common Stock	300,000 shs	$300,000(d)

TOTAL PRIVATE INVESTMENTS (COST – $2,901,375)			$605,121

*	Non-income-producing securities
(a)	Formerly, GMP Companies, Inc.
(b)	Formerly, Openreach.com
(c)	Formerly, Etilize
(d)
On February 4, 2010, the Board of Directors of Engex, Inc. ratified the Advisor's recommendation to increase the value at which SurgiVision, Inc. is carried from $1.00 to $1.50 per share so that the Fund’s holdings of SurgiVision, Inc. are valued at $450,000 commencing February 4, 2010.

†
On February 8, 2010, Engex, Inc. (the “Fund”) received shares of Bridgepoint Education, an NYSE-listed company, as an additional capital contribution from J. Morton Davis, the Chairman and principal shareholder of the Fund, and, as a result, the net assets of the Fund exceeded $5.0 million as of the close of business on February 8, 2010.  The additional capital brought the Fund into compliance with Section 1003(b)(v)(A) of the NYSE Amex Company Guide and its contribution was in accordance with the Fund’s plan, as submitted to and accepted by the NYSE Amex (the “Exchange”), to remain listed on the Exchange.

Item 2.                                Controls and Procedures.

(a)
Registrant's principal executive and principal financial officers agree that Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the 1940 Act, are effective, based on their evaluation of these controls and procedures, as required by Rule 30a-3(b), within 90 days of the filling date of this report.

(b)
During the Registrant's last fiscal quarter, there were no changes in its internal controls over financial reporting that materially affected, or are likely to materially affect, the Registrant's internal controls over financial reporting.

Item 3.                                Exhibits.

(1)           Certification of principal executive officer

(2)           Certification of principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Engex, Inc.

By:          /s/ J. Morton Davis
J. Morton Davis, President

Date: February 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:           /s/ J. Morton Davis
J. Morton Davis, President

Date: February 12, 2010

By:           /s/ Michael Siciliano
Michael Siciliano, Treasurer

Date: February 12, 2010

Exhibit (1)

I, J. Morton Davis, certify that:

1.	I have reviewed this report on Form N-Q of Engex, Inc. (the "registrant");

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors:

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 12, 2010

/s/ J. Morton Davis
J. Morton Davis
President

Exhibit (2)

I, Michael Siciliano, certify that:

1.	I have reviewed this report on Form N-Q of Engex, Inc. (the "registrant");

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors:

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 12, 2010

/s/ Michael Siciliano
Michael Siciliano
Treasurer